Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2030 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	15.38%
Past 5 years	8.41%
Since Inception	5.90%	[1]
Fidelity Advisor Freedom Blend 2030 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	13.18%
Past 5 years	7.24%
Since Inception	4.74%	[2]
Fidelity Advisor Freedom Blend 2030 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.71%
Past 5 years	7.02%
Since Inception	4.57%	[3]
Fidelity Advisor Freedom Blend 2030 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	8.38%
Past 5 years	6.77%
Since Inception	4.36%	[4]
Fidelity Advisor Freedom Blend 2030 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.67%
Past 5 years	5.46%
Since Inception	3.01%	[4]
Fidelity Advisor Freedom Blend 2030 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.17%
Past 5 years	5.02%
Since Inception	3.08%	[4]
Fidelity Advisor Freedom Blend 2030 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	15.32%
Past 5 years	8.30%
Since Inception	5.80%	[5]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	5.85%

[1]	E From August 31, 2018 .
[2]	C From August 31, 2018 .
[3]	B From August 31, 2018 .
[4]	A From August 31, 2018 .
[5]	D From August 31, 2018 .